UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22707

 NAME OF REGISTRANT:                     Cohen & Steers Limited Duration
                                         Preferred and Income Fund,
                                         Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 Park Avenue
                                         10th Floor
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Tina M. Payne
                                         280 Park Avenue
                                         10th Floor
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2015 - 06/30/2016


Cohen & Steers Limited Duration Preferred and Income Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
 BANK OF AMERICA CORPORATION                                                                 Agenda Number:  934341568
--------------------------------------------------------------------------------------------------------------------------
        Security:  060505625
    Meeting Type:  Annual
    Meeting Date:  27-Apr-2016
          Ticker:  BMLPRH
            ISIN:  US0605056250
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: SHARON L. ALLEN                     Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: SUSAN S. BIES                       Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: JACK O. BOVENDER, JR.               Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: FRANK P. BRAMBLE, SR.               Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: PIERRE J.P. DE WECK                 Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: ARNOLD W. DONALD                    Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: LINDA P. HUDSON                     Mgmt          For                            For

1H.    ELECTION OF DIRECTOR: MONICA C. LOZANO                    Mgmt          For                            For

1I.    ELECTION OF DIRECTOR: THOMAS J. MAY                       Mgmt          For                            For

1J.    ELECTION OF DIRECTOR: BRIAN T. MOYNIHAN                   Mgmt          For                            For

1K.    ELECTION OF DIRECTOR: LIONEL L. NOWELL, III               Mgmt          For                            For

1L.    ELECTION OF DIRECTOR: THOMAS D. WOODS                     Mgmt          For                            For

1M.    ELECTION OF DIRECTOR: R. DAVID YOST                       Mgmt          For                            For

2.     APPROVING OUR EXECUTIVE COMPENSATION (AN                  Mgmt          For                            For
       ADVISORY, NON-BINDING "SAY ON PAY"
       RESOLUTION)

3.     RATIFYING THE APPOINTMENT OF OUR                          Mgmt          For                            For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2016

4.     STOCKHOLDER PROPOSAL - CLAWBACK AMENDMENT                 Shr           Against                        For



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cohen & Steers Limited Duration Preferred and Income Fund, Inc.
By (Signature)       /s/ Tina M. Payne
Name                 Tina M. Payne
Title                Secretary
Date                 08/04/2016